Pension Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure
Expense for all defined benefit and defined contributions pension plans				$ 177.0	$ 154.0	$ 132.0
NAV per share, investment redemption, notice period				90 days
Pension Benefit Plans
Defined Benefit Plan Disclosure
Unrecognized net prior service credits, before tax				$ (2.0)
Unrecognized net prior service credits, net of tax				(1.0)
Unrecognized actuarial losses, before tax				(1,000.0)
Unrecognized actuarial losses, net of tax				(649.0)
Future amortization of prior service cost (credit)				(0.3)
Future amortization of prior service cost (credit), net of tax				(0.2)
Future amortization of gain (loss)				(34.0)
Future amortization of gain (loss), net of tax				(22.0)
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Net periodic pension cost	$ (3.4)	$ (3.0)		$ (10.0)	$ (5.7)
Long-term rate of return on asset assumptions				7.00%	7.50%	7.50%
Percentage of plan assets in equity portfolios, minimum				60.00%
Percentage of plan assets in equity portfolios, maximum				70.00%
Employer contributions				$ 57.7	$ 49.4
Expected employer contributions within the next year				35.0
Defined benefit plans, estimated future employer contributions in current fiscal year	35.0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Net periodic pension cost	5.6	$ 8.9		$ 36.2	$ 46.2
Long-term rate of return on asset assumptions				4.10%	3.90%
Weighted average rate of return assumption				4.10%	3.90%
Employer contributions				$ 43.5	$ 42.2
Expected employer contributions within the next year				$ 40.0
Defined benefit plans, estimated future employer contributions in current fiscal year	$ 40.0
Minimum | Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Long-term rate of return on asset assumptions				1.10%	1.10%
Maximum | Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Long-term rate of return on asset assumptions				5.80%	6.00%
Change in accounting estimate
Defined Benefit Plan Disclosure
Net periodic pension cost				$ 25.0
Scenario, forecast | U.S. Pension Benefits
Defined Benefit Plan Disclosure
Long-term rate of return on asset assumptions			7.00%
Pall Corporation
Defined Benefit Plan Disclosure
Curtailment gain on accumulated benefit obligation					$ 11.0
Defined Benefit Plan, Effect of Settlements and Curtailments on Accumulated Benefit Obligation, Net of Tax					$ 9.0